REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

NOTE 10 - REVENUE RECOGNITION

A.	Nature of Goods and Services

The Company derive its revenue from two categories: (a) sales of products and (b) services.

B.	Disaggregation of Revenue

The following table provides information about disaggregated revenue by the nature of goods and services.

	Year Ended December 31,
	2024	2023	2022
Sales of products	$1,034	$142	$219
Services	266	—	202
Total	$1,300	$142	$421

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 10 - REVENUE RECOGNITION (Cont.)

C.	Contract Balances

The following table provides information about accounts receivable and deferred revenues from contracts with customers:

	December 31,
	2024	2023
Accounts receivable	$495	$—
Deferred revenue	996	992

The Company receives payments from customers based upon contractual billing schedules, and accounts receivable are recorded when the right to consideration becomes unconditional.

There are two customers that accounted for 97% of the Company’s accounts receivable on December 31, 2024, which we believe present insignificant credit risk.

Deferred revenue represents amounts received by the Company for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. Revenue recognized during the year ended December 31, 2024 from amounts included in deferred revenue at the beginning of the period was $ 642.

D.	Remaining Performance Obligations

Transaction price allocated to remaining performance obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and non-cancelable amounts that will be invoiced and recognized as revenue in future periods.

The following table provides information about our RPO:

	December 31,
	2024	2023
RPO:
Expected to be recognized within 1 year	$1,989	$901
Expected to be recognized in more than 1 year	54	1,999
Total RPO	$2,043	$2,900